Summary of significant accounting policies - Schedule of contract balance (Details)	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
Summary of significant accounting policies
Opening Balance	¥ 191,388,528		¥ 199,744,129
Decrease, net	(82,208,155)		(8,355,601)
Ending Balance	109,180,373	$ 15,829,666	191,388,528
Opening Balance	7,476,002		10,910,989
(Decrease) increase, net	(4,224,318)		(3,434,987)
Ending Balance	3,251,684		7,476,002
Opening Balance	223,104,331		229,701,778
Decrease) increase, net	51,906,875		(6,597,447)
Ending Balance	¥ 275,011,206		¥ 223,104,331